Bingham McCutchen LLP

One Federal Street

Boston, Massachusetts 02110

May 6, 2014

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Legg Mason Partners Income Trust
(filing relates to Western Asset Global High Yield Bond Fund (the “Fund”))
(File Nos. 2-96408 and 811-04254)

Ladies and Gentlemen:

On behalf of Legg Mason Partners Income Trust, a Maryland statutory trust (the “Trust”), we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), that the forms of Prospectus and the Statement of Additional Information relating to the Fund, that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act upon the effectiveness of Post-Effective Amendment No. 256 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from those contained in the Amendment. The Amendment, which was filed via the EDGAR system on April 21, 2014 and became effective on May 1, 2014, is the most recent amendment to the Trust’s Registration Statement.

Please call the undersigned at (617) 951-8029 with any comments or questions relating to the filing.

Sincerely,

/s/ Michelle R. Cirillo

Michelle R. Cirillo